Financing Activities Notes and Mortgages Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes and Mortgages Payable
Unsecured credit facility	$ 188,631	$ 184,000
Total debt	1,831,992	1,759,727
3.13% to 6.00%
Notes and Mortgages Payable
Debt instrument, face amount	526,634	529,243
6.01% to 6.88%
Notes and Mortgages Payable
Debt instrument, face amount	716,727	796,484
Senior Unsecured Term Loan
Notes and Mortgages Payable
Debt instrument, face amount	400,000	250,000
Credit Facility
Notes and Mortgages Payable
Unsecured credit facility	$ 170,000